Events Occurring After the Reporting Period	6 Months Ended
Dec. 31, 2021
Events Occurring after the Reporting Period [Abstract]
Events occurring after the reporting period
12	Events occurring after the reporting period

Resignation of Non-Executive Directors

On 4 January 2022 Dr. David Sinclair and Mr. Tristan Edwards resigned as Non-Executive Directors of the Group.

Options issued under the ESOP Plan to Dr. Sinclair (7,000,000) and Mr. Edwards (7,000,000) as approved in September 2020 were forfeited and cancelled upon resignation.

No other matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group or economic entity in subsequent financial periods.